Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 24, 1995. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document call Fidelity Client Services at the
appropriate number listed below or contact your    investment
professional    .
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

RETIREMENT
GOVERNMENT MONEY
MARKET PORTFOLIO
A fund of Fidelity Money Market Trust
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.

PROSPECTUS
DATED OCTOBER 24, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET, BOSTON, MA 02109
AND
   ANNUAL REPORT
FOR THE PERIOD ENDING
    AUGUST 31, 1995

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED OR
DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
RGM-pro-1095
3553

CONTENTS


PROSPECTUS

KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES The fund's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of the fund's
                                         financial data.

                                         PERFORMANCE How the fund has done over time.

THE FUND IN DETAIL                       CHARTER How the fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS The fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES  Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


ANNUAL REPORT

INVESTMENTS                         A-1   A complete list of the fund's investments with their
                                          market values.

FINANCIAL STATEMENTS                A-3   Statement of assets and liabilities, operations, and
                                          changes in net assets.

NOTES                               A-6   Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   A-8   The auditor's opinion.


   KEY FACTS


WHO MAY WANT TO INVEST
The fund is generally intended for investors in tax-saving retirement plans such as defined contribution plans, 403(b) accounts, defined benefit plans and 457 plans.
The fund is designed for        investors who would like to earn current
income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00 and offers an added measure of safety with its focus on U.S. Government securities.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your savings.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales charge   None

Redemption fee   None

Exchange fee   None

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). FMR is responsible for the payment of all other fund expenses with certain limited exceptions.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on historical expenses of the fund and are calculated as a percentage of average net assets of the fund.
Management fee                 0.42
                               %

12b-1 fee (Distribution Fee)   None

Other expenses                    0.00
                                  %

Total operating expenses       0.42
                               %

EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
1 Year       3 Years       5 Years       10 Years

$    4       $    13       $    24       $    53

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY.

FINANCIAL HIGHLIGHTS
The financial highlights table that follows and the fund's financial statements are included in the fund's Annual Report and have been audited
by    Coopers & Lybrand L.L.P.,     independent accountants. Their report
on the financial statements and financial highlights is included in the Annual Report. The financial statements, the financial highlights, and the report are attached.
   SELECTED PER-SHARE  DATA



    1.Fiscal          1995            1994            1993            1992A           1991B         1990B         1989C
 years
 ended
 August
 31

 2.Net             $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000       $ 1.000       $ 1.000
 asset
 value,
 beginnin
 g of
 period

 3.Incom            .053            .032            .029            .034            .061          .079          .077
 e from
 Investm
 ent
 Operati
 ons
  Net
 interest
 income

 4.Less             (.053)          (.032)          (.029)          (.034)          (.061)        (.079)        (.077)
 Distribut
 ions
  From
 net
 interest
 income

 5.Net             $ 1.000         $ 1.000         $ 1.000         $ 1.000         $ 1.000       $ 1.000       $ 1.000
 asset
 value,
 end of
 period

 6.Total            5.46%           3.27%           2.95%           3.47%           6.29%         8.16%         7.98%
 returnD

 7.RATIOS AND
 SUPPLEMENTAL
 DATA

 8.Net             $ 2,270,376     $ 1,655,404     $ 1,393,583     $ 1,236,529     $ 936,869     $ 410,889     $ 60,496
 assets,
 end of
 period
 (000
 omitted)

 9.Ratio            .42%            .42%            .42%            .42%E           .42%          .42%          .42%E
 of
 expense
 s to
 average
 net
 assets

 10.Rati            5.38%           3.26%           2.90%           4.08%E          5.98%         7.85%         8.87%E
 o of net
 interest
 income
 to
 average
 net
 assets


   A ON JULY 16, 1992 THE TRUSTEES APPROVED A CHANGE IN THE FISCAL YEAR END OF THE TRUST TO AUGUST 31.
B YEAR ENDED OCTOBER 31.
C DECEMBER 16,1988 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1989.
D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E ANNUALIZED
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns and yields that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from September 1 to August 31. The tables below show the fund's performance history compared to a measure of inflation. AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended   Past 1         Past 5         Life of
August 31, 1995        year           years          fund[A]


Retirement Government Money Market       5.46%                 4.55%                 5.58%



Consumer Price       2.62    %             3.05    %             3.64    %[B]
Index


CUMULATIVE TOTAL RETURNS
Fiscal periods ended   Past 1         Past 5         Life of
August 31, 1995        year           years          fund[A]


Retirement Government Money Market       5.46    %             24.90    %             44.01    %



Consumer        2.62    %             16.19    %
Price                                                        26.89    %[B]
Index


[A] FROM DECEMBER 16, 1988
[B] FROM MONTH END CLOSEST TO COMMENCEMENT OF OPERATIONS.

For the seven-day period ended August 31, 1995, the fund's yield was
   5.53    % and its effective yield was    5.69    %.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in the fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance, call Fidelity Client Services at the appropriate number listed on page .
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUND IN DETAIL


CHARTER
RETIREMENT GOVERNMENT MONEY MARKET IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of August 31, 1995, FMR advised funds having approximately 22 million shareholder accounts with a total value of more than $328 billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund invests only in obligations issued or guaranteed as to principal and interest by the U.S. Government or by any of its agencies or instrumentalities, and in repurchase agreements secured by these obligations.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses
    preservation of capital,        liquidity,    and income     and does
not seek the higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions. It is important to note that neither the fund nor its yield is guaranteed by the U.S. Government.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Current holdings and recent investment strategies are described in the fund's financial reports, which are sent to shareholders twice a year.
For a free SAI    or financial report    , call Fidelity Client Services at
the appropriate number listed on page .
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the fund may pay periodic fees or accept a lower interest rate.
   ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTION: The fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of the fund's assets.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTION: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. FMR pays all of the expenses of the fund with limited exceptions. The annual management fee is 0.42% of the fund's average net assets.
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing the fund with other management services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements) for these services. FMR paid FMR Texas    0.21    % of the
fund's average net assets for fiscal 1995.
OTHER EXPENSES
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the fund. Fidelity Service Co. (FSC) calculates the net asset value (NAV) and dividends for the fund and maintains the fund's general accounting records.
These expenses are paid by FMR pursuant to its management contract.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its resources, including management fees, to pay expenses
associated with the sale of fund shares. This may include    reimbursing
FDC for     payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. The Board of Trustees has not authorized such payments.
The fund also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
YOUR ACCOUNT


TYPES OF ACCOUNTS
If you are investing through a securities dealer, financial or other institution (Financial Institution), contact that Financial Institution directly. Certain features of the fund may be modified when it is made available through a program of services offered by a Financial Institution, and administrative charges (in addition to payments the Financial Institution may receive pursuant to the Distribution and Service Plan) may be imposed for the services rendered. It is the responsibility of your Financial Institution to submit purchases and redemptions in order for you to receive the next determined NAV.
The different ways to set up (register) your account with Fidelity are listed below.
The account guidelines that follow may not apply to certain retirement accounts. If your employer offers the fund through a retirement program, contact your employer for more information or call your Fidelity toll-free retirement number. Otherwise, call Fidelity Client Services at the appropriate number listed on page .
WAYS TO SET UP YOUR ACCOUNT
   TRUST
FOR    MONEY BEING INVESTED BY A TRUST.
The trust must be established before an account can be opened    .
   BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS.
For more specific information, call Fidelity Client Services at the appropriate number listed on page .
TAX SAVING RETIREMENT PLANS.
Fidelity can set up your new account in the fund under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page , and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information.
(solid bullet)    DEFINED CONTRIBUTION PLANS, such as 401(k) Plan,
employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans: open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies.
(solid bullet)     ROLLOVER IRAS    retain special tax advantages for
certain distributions from employer-sponsored retirement plans.
(solid bullet)     FIDELITY INVESTMENTS RATES AND YIELDS SERVICES LINE.
Fidelity has an around-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices and yields of Fidelity funds. For more information about this service, call Fidelity Client Services at the appropriate number listed on page .
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called NAV, is calculated every business day. The fund is managed to keep its share price stable at $1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
Share certificates are not available for the fund's shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Money Market Trust
 Retirement Government Money Market Portfolio
 c/o Fidelity Institutional Retirement Services Company
 P.O. Box 650488
 Dallas, TX 75265-0488

Additional paperwork may be required from corporations, associations, and certain fiduciaries.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Wire money into your account,
(small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your    investment professional.
If you invest in this fund through an employer-sponsored retirement plan, some of the instructions, shareholder services and phone numbers that
follow will not apply. Call your    institutional repres    entative for
additional information.
BY MAIL. Applications and checks payable to "Fidelity Money Market Trust:
Retirement Government Money Market Portfolio" should be mailed to the above address. Subsequent investments may be mailed to the above address at any time and in any amount. They should always be accompanied by the fund's name, the name on the account, and the account number.
BY WIRE.    You must sign up for the wire feature before using it.     For
wiring information and instructions, you should call the Financial Institution through which you trade or, if you trade directly through Fidelity, call Fidelity Client Services at the appropriate number listed
   below    . There is no fee imposed by the fund for wire purchases.
However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.
   Fidelity Client Services:
Corporate Retirement Plans 1-800-962-1375
"Not for Profit" Retirement Plans 1-800-343-0860
Financial and Other Institutions 1-800-843-3001
TDD-Service for the Deaf and
Hearing Impaired  1-800-544-0188
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 4:00 p.m. Eastern time on days the fund is open for business.
   If Fidelity Client Services is not advised of your purchase prior to the stated cutoff time, your purchase will not be accepted by the transfer agent. All wires must be received by the transfer agent in good order at the fund's designated wire bank before the close of the Federal Reserve Wire System.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large transactions. You will be entitled to the dividend declared by the fund on the following business day, provided the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
MINIMUM BALANCE $100,000
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
TO SELL SHARES IN AN ACCOUNT, you may use any of the methods described on this page.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $100,000
worth of shares in the account to keep it open   .
BY TELEPHONE.    Redemption requests may be made by calling Fidelity Client
Services at the appropriate number listed on page . Provided that your account registration has not changed within the last 30 days, you may redeem shares of the fund worth $100,000 or less. Redemption proceeds will be sent to your record address.
BY MAIL.     You may redeem any amount from your account on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for redemption should be mailed to Fidelity Client Services at the address shown on page .
A check made payable to the account registration will be mailed to the address of record, normally on the day following receipt of redemption instructions in proper form.
BY WIRE. You must sign up for the wire feature before using it. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on page . You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this feature has been activated and that you may request wire redemptions.
You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
There is no fee imposed by the fund for wiring of redemption proceeds. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by
   the transfer agent     between 8:30 a.m. and 4:00 p.m. Eastern time,
redemption proceeds will be wired on the following business day   .
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
The fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on page if you need additional copies of financial reports or historical account information. SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are
   normally     distributed on the first business day of the following
month. Based on prior approval of the fund, dividends relating to shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service. Shareholders may elect to receive dividend distributions in cash.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want
to receive your distributions. The fund offers    two     options:
1. REINVESTMENT OPTION. Your    divdiend and     capital gain
distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
   2    . CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 1/2 years old, you can receive distributions in cash. Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Mutual fund dividends from U.S. Government securities are generally free from state and local income taxes. However, particular states may limit this benefit, and some types of securities, such as repurchase agreements and some agency-backed securities, may not qualify for the benefit. In addition, some states may impose intangible property taxes. You should consult your own tax adviser for details and up-to-date information on the tax laws in your state.
Every January, the transfer agent will send you and the Internal Revenue Service (IRS) a statement showing the taxable distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day the New York Stock Exchange (NYSE) is open. The following holiday closings
have been scheduled for 199   6    : New Year's Day, Washington's Birthday,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. On any day that the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services at the appropriate number listed on page for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Net interest income for dividend purposes is determined by FSC on a daily basis and shall be payable to shareholders of record at the time of its declaration (including, for this purpose, holders of shares purchased, but excluding holders of shares redeemed, on that day).
Shares purchased begin to earn income dividends on the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
   (small solid bullet) Shares redeemed receive the dividends declared on the day of redemption.
(small solid bullet) The fund may withhold redemption proceeds until it is
reasonably assured that investments    credited to your account have been
received and collected.
When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $100,000 due to redemption, the account may be closed and the proceeds may be mailed to your address of record. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling Fidelity Client Services at the appropriate number listed on page .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to
Fidelity    Client Services     at the address    shown     on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at the next determined NAV after your order is received and accepted by the transfer agent. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) You will earn dividends in the acquired fund in accordance with the fund's customary policy, normally on the day the exchange request is received.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging. This may not apply if you are investing through a tax-saving retirement plan.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Currently, there is no limit on the number of exchanges out of the fund, nor are there any administrative or redemption fees applicable to exchanges out of the fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


FEDERAL AGENCIES - 51.2%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 2.6%
9/1/95 6.00% (a) $ 60,000,000 $ 59,918,234
FEDERAL HOME LOAN BANK - AGENCY COUPONS (A) - 5.7%
9/1/95 5.94  52,000,000  51,998,065
9/1/95 5.80  54,000,000  53,956,079
9/1/95 6.33  24,000,000  23,977,243
   129,931,387
FEDERAL HOME LOAN BANK - DISCOUNT NOTES - 2.1%
9/8/95 5.71  27,000,000  26,974,532
1/29/96 5.69  21,000,000  20,518,750
   47,493,282
FEDERAL HOME LOAN MORTGAGE CORP. - AGENCY COUPONS - 1.2% 9/1/95 5.71 (a) 27,827,000 27,827,000
FEDERAL HOME LOAN MORTGAGE CORP. - DISCOUNT NOTES - 2.2% 11/16/95 5.72 50,000,000 49,404,667
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS (A) - 5.7% 9/1/95 5.90 15,000,000 15,000,000
9/1/95 5.82  28,000,000  28,000,000
9/1/95 6.33  59,000,000  59,000,000
11/14/95 5.75  27,000,000  27,023,583
   129,023,583
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 26.8% 9/5/95 5.91 80,000,000 79,948,268
9/8/95 5.90  43,000,000  42,951,422
9/14/95 6.28  81,000,000  80,822,160
9/28/95 6.00  71,000,000  70,687,422
10/6/95 5.84  27,000,000  26,849,062
10/10/95 6.17  44,000,000  43,714,953
10/20/95 6.08  76,000,000  75,389,679
11/2/95 6.12  58,000,000  57,407,659
11/10/95 5.72  35,000,000  34,616,167
2/21/96 5.76  30,000,000  29,194,108
3/15/96 5.71  54,000,000  52,388,880
6/10/96 5.65  12,000,000  11,993,785
   605,963,565
STUDENT LOAN MARKETING ASSOC. - AGENCY COUPONS (A) - 4.9% 9/1/95 6.11 20,000,000 20,001,865
9/5/95 5.82  35,000,000  35,000,000
9/5/95 5.93  55,000,000  55,135,135
   110,137,000
TOTAL FEDERAL AGENCIES   1,159,698,718
U.S. TREASURY OBLIGATIONS - 8.0%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
U.S. Treasury Notes
4/30/96 5.58% $ 45,000,000 $ 45,529,375
4/30/96 5.61  55,000,000  55,637,745
4/30/96 5.63  80,000,000  79,848,749
TOTAL U.S. TREASURY OBLIGATIONS   181,015,869
MEDIUM-TERM NOTES (A) (B) - 0.5%

Export-Import Bank, U.S. (as guarantor for K.A. Leasing, Ltd.)
9/15/95 5.81  10,418,673  10,418,673
REPURCHASE AGREEMENTS - 40.3%
 MATURITY
 AMOUNT
With Bear Stearns & Co., Inc.:
 At 5.76%, dated 8/24/95 due 9/1/95:
  U.S. Government Obligations
  (principal amount $30,757,537)
  5.50% to 6.115%,
 1/1/01 to 4/1/24  $ 29,037,120  29,000,000
With First Boston Corporation:
 At 5.80%, dated 8/29/95 due 9/5/95:
  U.S. Government Obligations
  (principal amount $119,051,538)
  6% to 9.50%,
 10/1/05 to 1/1/24   113,127,439  113,000,000
With Morgan Stanley & Co., Inc.:
 At 5.75%, dated 8/22/95 due 9/8/95:
  U.S. Government Obligations
  (principal amount $116,844,287)
  6%, 12/1/33   114,309,542  114,000,000
In a joint trading account
 (U.S. Government Obligations)
 dated 8/31/95 due 9/1/95:
 (Notes 2 and 3)
  At 5.87%   655,357,863  655,251,000
TOTAL REPURCHASE AGREEMENTS   911,251,000
TOTAL INVESTMENTS - 100%  $ 2,262,384,260
Total Cost for Income Tax Purposes  $ 2,262,384,260

LEGEND
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on the holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
Export-Import Bank, U.S.
 (as guarantor for
 K.A. Leasing, Ltd.) 7/8/94 $ 14,000,000
INCOME TAX INFORMATION
At August 31, 1995, the fund had a capital loss carryforward of approximately $334,000 of which $4,000, $47,000, $178,000 and $105,000 will expire on August 31, 2000, 2001, 2002 and 2003, respectively.
FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

11.ASSETS                                                                                    12.   13.

14.Investment in securities, at value (including repurchase agreements of $911,251,000) -    15.   $ 2,262,384,260
See accompanying schedule

16.Cash                                                                                      17.    225,698


18.Interest receivable                                                                       19.    8,580,700

20. 21.TOTAL ASSETS                                                                          22.    2,271,190,658

23.LIABILITIES                                                                               24.   25.

26.Accrued management fee                                                                           814,466

27.28.NET ASSETS                                                                             29.   $ 2,270,376,192

30.Net Assets consist of:                                                                    31.   32.

33.Paid in capital                                                                           34.   $ 2,270,612,973

35.Accumulated net realized gain (loss) on investments                                       36.    (236,781)

37.38.NET ASSETS, for 2,270,612,973 shares outstanding                                       39.   $ 2,270,376,192

40.41.NET ASSET VALUE, offering price and redemption price per share                         42.    $1.00
($2,270,376,192 (divided by) 2,270,612,973 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

43.44.INTEREST INCOME                                         45.           $ 115,975,027

46.EXPENSES                                                   47.           48.

49.Management fee                                             $ 8,395,963   50.

51.Non-interested trustees' compensation                       9,398        52.

53. 54.TOTAL EXPENSES                                         55.            8,405,361

56.57.NET INTEREST INCOME                                     58.            107,569,666

59.61.NET REALIZED GAIN (LOSS) ON INVESTMENTS62.              64.            (105,133)
60.  63.

65.66.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    67.           $ 107,464,533


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED AUGUST 31,

                                                                                      1995                     1994

68.INCREASE (DECREASE) IN NET ASSETS

69.Operations                                                                         $ 107,569,666            $ 49,121,304
Net interest income

70. Net realized gain (loss)                                                           (105,133)                (178,268)

71. 72.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 107,464,533              48,943,036

73.Distributions to shareholders from net interest income                              (107,569,666)            (49,121,304)

74.Share transactions at net asset value of $1.00 per share                            1,748,370,223            1,170,902,583
Proceeds from sales of shares

75. Reinvestment of distributions from net interest income                             107,368,815              48,866,605

76. Cost of shares redeemed                                                            (1,240,661,774)          (957,770,324)

77.78.                                                                                 615,077,264              261,998,864
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

79.  80.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        614,972,131              261,820,596

81.NET ASSETS                                                                         82.                      83.

84. Beginning of period                                                                1,655,404,061            1,393,583,465

85. End of period                                                                     $ 2,270,376,192          $ 1,655,404,061


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Government Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust(the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the fund held on December 8, 1994, shareholders approved an Agreement and Plan of Conversion and Termination (the Plan of Conversion), providing for the conversion of the fund from a separate series of a Massachusetts business trust, to a separate series of a Delaware business trust, effective December 29, 1994. The individual investment objective, policies and limitations of the fund, except for the proposals approved by shareholders on December 8, 1994, remain the same. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. The fund is permitted to engage in reverse repurchase agreements for temporary purposes. The fund engaged in reverse repurchase agreements during the period, earning net interest income of $649,978 , which is included in Interest Income on the Statement of Operations.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $10,418,673 or 0.5% of net assets.
3. JOINT TRADING ACCOUNT.
At the end of the period, the fund had 20% or more of its total investments in repurchase agreements through a joint trading account. These repurchase agreements were with
3. JOINT TRADING ACCOUNT - CONTINUED
entities whose creditworthiness has been reviewed and found satisfactory by FMR. The maturity values of the joint trading account investments were $655,357,863 at 5.87%. The investments in repurchase agreements through the joint trading account are summarized as follows:
SUMMARY OF JOINT TRADING
DATED AUGUST 31, 1995, DUE SEPTEMBER 1, 1995 AT 5.87%
Number of dealers or banks 5
Maximum amount with one dealer or bank 37.2%
Aggregate principal amount of agreements $2,150,000,000
Aggregate maturity amount of agreements $2,150,350,639
Aggregate market value of collateral $2,230,001,628
Coupon rates of collateral 5.527% to 9.50%
Maturity dates of collateral 4/1/96 to 4/1/35
4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation, an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
In connection with the Plan of Conversion, a new Management Contract, new Sub-Advisory Agreement and new Distribution and Service Plan identical to those previously in effect became effective on December 29, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Government Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Government Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992, and for each of the two years in the period ended October 31, 1991 and the period December 16, 1988 (Commencement of Operations) to October 31, 1989. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fidelity Money Market Trust: Retirement Government Money Market Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, for the ten month period ended August 31, 1992, and for each of the two years in the period ended October 31, 1991 and the period December 16,1988 (Commencement of Operations) to October 31, 1989, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
October 11, 1995

INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Leland Barron, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY



* INDEPENDENT TRUSTEES
Please read this prospectus before investing, and keep it on file for future reference. It contains important information, including how the fund invests and the services available to shareholders.
To learn more about the fund and its investments, you can obtain a copy of the fund's most recent financial report and portfolio listing or a copy of the Statement of Additional Information (SAI) dated October 24, 1995. The SAI has been filed with the Securities and Exchange Commission (SEC) and is incorporated herein by reference (legally forms a part of the prospectus). For a free copy of either document, call Fidelity Client Services at the appropriate number listed below or contact your investment professional:
INDIVIDUAL ACCOUNTS (PARTICIPANT)
If you are investing through a retirement plan sponsor or other institution, refer to your plan materials or contact that institution directly.
RETIREMENT PLAN LEVEL ACCOUNTS
(TRUSTEES, PLAN SPONSORS)
Corporate Clients 1-800-962-1375
"Not for Profit" Clients 1-800-343-0860
FINANCIAL AND OTHER INSTITUTIONS
Nationwide 1-800-843-3001
INVESTMENTS IN THE FUND ARE NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT, AND THERE CAN BE NO ASSURANCE THAT THE FUND WILL MAINTAIN A STABLE $1.00 SHARE PRICE.

RETIREMENT MONEY
MARKET PORTFOLIO
A fund of Fidelity Money Market Trust
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market instruments.
PROSPECTUS
   DATED     OCTOBER 24, 1995(FIDELITY_LOGO_GRAPHIC) 82 DEVONSHIRE STREET,
BOSTON, MA 02109
AND
ANNUAL REPORT
   FOR THE PERIOD ENDING
AUGUST 31, 1995

MUTUAL FUND SHARES ARE NOT DEPOSITS OR
OBLIGATIONS OF, OR GUARANTEED BY, ANY
DEPOSITORY INSTITUTION. SHARES ARE NOT
INSURED BY THE FDIC, THE FEDERAL RESERVE
BOARD OR ANY OTHER AGENCY, AND ARE SUBJECT
TO INVESTMENT RISK, INCLUDING THE POSSIBLE
LOSS OF PRINCIPAL.

LIKE ALL MUTUAL FUNDS, THESE
SECURITIES HAVE NOT BEEN APPROVED
OR DISAPPROVED BY THE SECURITIES AND
EXCHANGE COMMISSION OR ANY STATE
SECURITIES COMMISSION, NOR HAS THE
SECURITIES AND EXCHANGE COMMISSION
OR ANY STATE SECURITIES COMMISSION
PASSED UPON THE ACCURACY OR
ADEQUACY OF THIS PROSPECTUS. ANY
REPRESENTATION TO THE CONTRARY IS A
CRIMINAL OFFENSE.
RMM-pro-1095
3554
CONTENTS


PROSPECTUS

KEY FACTS                                WHO MAY WANT TO INVEST

                                         EXPENSES The fund's yearly operating expenses.

                                         FINANCIAL HIGHLIGHTS A summary of the fund's
                                         financial data.

                                         PERFORMANCE How the fund has done over time.

THE FUND IN DETAIL                       CHARTER How the fund is organized.

                                         INVESTMENT PRINCIPLES AND RISKS The fund's
                                         overall approach to investing.

                                         BREAKDOWN OF EXPENSES How operating costs are calculated and what they include.

YOUR ACCOUNT                             TYPES OF ACCOUNTS Different ways to set up your
                                         account, including tax-sheltered retirement plans.

                                         HOW TO BUY SHARES Opening an account and making additional investments.

                                         HOW TO SELL SHARES Taking money out and
                                         closing your account.

                                         INVESTOR SERVICES  Services to help you manage
                                         your account.

SHAREHOLDER AND ACCOUNT POLICIES         DIVIDENDS, CAPITAL GAINS, AND TAXES

                                         TRANSACTION DETAILS Share price calculations
                                         and the timing of purchases and redemptions.

                                         EXCHANGE RESTRICTIONS


ANNUAL REPORT

INVESTMENTS                            A-1        A complete list of the fund's investments with their
                                                  market values.

FINANCIAL STATEMENTS                   A-6        Statement of assets and liabilities, operations, and
                                                  changes in net assets.

NOTES                               A-   9        Notes to the financial statements.

REPORT OF INDEPENDENT ACCOUNTANTS   A-   11       The auditor's opinion.


KEY FACTS


WHO MAY WANT TO INVEST
The fund is generally intended for investors in tax-saving retirement plans such as defined contribution plans, 403(b) accounts, defined benefit plans and 457 plans.
The fund is designed for investors who would like to earn current income while preserving the value of their investment.
The rate of income will vary from day to day, generally reflecting short-term interest rates.
The fund is managed to keep its share price stable at $1.00.
The fund does not constitute a balanced investment plan. However, because it emphasizes stability, it could be well-suited for a portion of your savings.
EXPENSES
SHAREHOLDER TRANSACTION EXPENSES are charges you pay when you buy or sell shares of the fund.
Maximum sales charge on purchases and   None
reinvested distributions

Maximum deferred sales charge   None

Redemption fee   None

Exchange fee   None

ANNUAL OPERATING EXPENSES are paid out of the fund's assets. The fund pays a management fee to Fidelity Management & Research Company (FMR). FMR is responsible for the payment of all other fund expenses with certain limited exceptions.
The fund's expenses are factored into its share price or dividends and are not charged directly to shareholder accounts (see "Breakdown of Expenses" on page ).
The following are projections based on historical expenses of the fund and are calculated as a percentage of average net assets of the fund.
Management fee                 0.42
                               %

12b-1 fee (Distribution Fee)   None

Other expenses                    0.00
                                  %

Total operating expenses       0.42
                               %

EXPENSE TABLE EXAMPLE: You would pay the following expenses on a $1,000 investment, assuming a 5% annual return and full redemption at the end of each time period:
1 Year   3 Years   5 Years   10 Years

$ 4      $ 13      $ 24      $ 53

THESE EXAMPLES ILLUSTRATE THE EFFECT OF EXPENSES, BUT ARE NOT MEANT TO SUGGEST ACTUAL OR EXPECTED COSTS OR RETURNS, ALL OF WHICH MAY VARY. FINANCIAL HIGHLIGHTS
The financial highlights table that follows and the fund's financial statements are included in the fund's Annual Report and have been audited
by    Coopers & Lybrand     L.L.P., independent accountants. Their report
on the financial statements and financial highlights is included in the Annual Report. The financial statements, the financial highlights, and the report are attached.
SELECTED PER-SHARE DATA

5.Fiscal    1995          1994          1993          1992A         1991B         1990B       1989C
years
ended
August
31

6.Net       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
asset
value,
beginnin
g of
period

7.Incom      .054          .034          .030          .035          .063          .080        .079
e from
Investm
ent
Operati
ons
 Net
interest
income

8.Less       (.054)        (.034)        (.030)        (.035)        (.063)        (.080)      (.079)
Distribut
ions
 From
net
interest
income

9.Net       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000       $ 1.000     $ 1.000
asset
value,
end of
period

10.Total     5.57%         3.41%         3.09%         3.50%         6.52%         8.27%       8.14%
returnD

11.RATI
OS AND
SUPPLE
MENTAL
DATA

12.Net      $ 4,349,841   $ 2,799,925   $ 1,705,966   $ 1,516,346   $ 1,287,650   $ 622,774   $ 117,497
assets,
end of
period
(000
omitted)

13.Rati      .42%          .42%          .42%          .42%E         .42%          .42%        .42%E
o of
expense
s to
average
net
assets

14.Rati      5.49%         3.44%         3.05%         4.12%E        6.19%         7.95%       9.00%E
o of net
interest
income
to
average
net
assets


A ON JULY 16, 1992 THE TRUSTEES APPROVED A CHANGE IN THE FISCAL YEAR END OF THE TRUST TO AUGUST 31.
B YEAR ENDED OCTOBER 31.
C DECEMBER 2,1988 (COMMENCEMENT OF OPERATIONS) TO OCTOBER 31, 1989.
   D TOTAL RETURNS FOR PERIODS OF LESS THAN ONE YEAR ARE NOT ANNUALIZED.
E ANNUALIZED
PERFORMANCE
Money market fund performance can be measured as TOTAL RETURN or YIELD. The total returns and yields that follow are based on historical fund results and do not reflect the effect of taxes.
The fund's fiscal year runs from September 1 to August 31. The tables below show the fund's performance history compared to a measure of inflation. AVERAGE ANNUAL TOTAL RETURNS
Fiscal periods ended   Past 1         Past 5         Life of
August 31, 1995        year           years          fund[A]

Retirement Money Market    5.57%          4.68%          5.69%

Consumer Price    2.62%          3.05%          3.61%[B]
Index

CUMULATIVE TOTAL RETURNS
Fiscal periods ended   Past 1         Past 5         Life of
August 31, 1995        year           years          fund[A]

Retirement Money Market    5.57%          25.70%          45.29%

Consumer Price    2.62%          16.19%          27.10%[B]
Index

[A] FROM DECEMBER 2, 1988
[B] FROM MONTH END CLOSEST TO COMMENCEMENT OF OPERATIONS.
For the seven-day period ended August 31, 1995, the fund's yield was
   5.57%     and its effective yield was    5.72%.
EXPLANATION OF TERMS
TOTAL RETURN is the change in value of an investment in the fund over a given period, assuming reinvestment of any dividends and capital gains. A CUMULATIVE TOTAL RETURN reflects actual performance over a stated period of time. An AVERAGE ANNUAL TOTAL RETURN is a hypothetical rate of return that, if achieved annually, would have produced the same cumulative total return if performance had been constant over the entire period. Average annual total returns smooth out variations in performance; they are not the same as actual year-by-year results.
YIELD refers to the income generated by an investment in the fund over a given period of time, expressed as an annual percentage rate. When a yield assumes that income earned is reinvested, it is called an EFFECTIVE YIELD. SEVEN-DAY YIELD illustrates the income earned by an investment in the fund over a recent seven-day period. Since money market funds maintain a stable $1.00 share price, current seven-day yields are the most common illustration of money market fund performance.
THE CONSUMER PRICE INDEX is a widely recognized measure of inflation calculated by the U.S. Government.
The fund's recent strategies, performance, and holdings are detailed twice a year in financial reports, which are sent to all shareholders.
For current performance, call Fidelity Client Services at the appropriate number listed on page .
TOTAL RETURNS AND YIELDS ARE BASED ON PAST RESULTS AND ARE NOT AN INDICATION OF FUTURE PERFORMANCE.
   THE FUND IN DETAIL


CHARTER
RETIREMENT MONEY MARKET IS A MUTUAL FUND: an investment that pools shareholders' money and invests it toward a specified goal. The fund is a diversified fund of Fidelity Money Market Trust, an open-end management investment company organized as a Delaware business trust on December 29, 1994.
THE FUND IS GOVERNED BY A BOARD OF TRUSTEES which is responsible for protecting the interests of shareholders. The trustees are experienced executives who meet throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, and review the fund's performance. The majority of trustees are not otherwise affiliated with Fidelity.
THE FUND MAY HOLD SPECIAL MEETINGS AND MAIL PROXY MATERIALS. These meetings may be called to elect or remove trustees, change fundamental policies, approve a management contract, or for other purposes. Shareholders not attending these meetings are encouraged to vote by proxy. The transfer agent will mail proxy materials in advance, including a voting card and information about the proposals to be voted on. The number of votes you are entitled to is based upon the dollar value of your investment.
FMR AND ITS AFFILIATES
Fidelity Investments is one of the largest investment management organizations in the United States and has its principal business address at 82 Devonshire Street, Boston, Massachusetts 02109. It includes a number of different subsidiaries and divisions which provide a variety of financial services and products. The fund employs various Fidelity companies to perform activities required for its operation.
The fund is managed by FMR, which handles the fund's business affairs. FMR Texas Inc. (FMR Texas), located in Irving, Texas, has primary responsibility for providing investment management services.
As of August 31, 1995, FMR advised funds having approximately    22
million shareholder accounts with a total value of more than    $328
billion.
Fidelity investment personnel may invest in securities for their own account pursuant to a code of ethics that establishes procedures for personal investing and restricts certain transactions.
Fidelity Distributors Corporation (FDC) distributes and markets Fidelity's funds and services. Fidelity Investments Institutional Operations Company (FIIOC) performs transfer agent servicing functions for the fund.
FMR Corp. is the ultimate parent company of FMR and FMR Texas. Members of the Edward C. Johnson 3d family are the predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp. Under the Investment Company Act of 1940 (the 1940 Act), control of a company is presumed where one individual or group of individuals owns more than 25% of the voting stock of that company; therefore, the Johnson family may be deemed under the 1940 Act to form a controlling group with respect to FMR Corp.
To carry out the fund's transactions, FMR may use its broker-dealer affiliates and other firms that sell fund shares, provided that the fund receives services and commission rates comparable to those of other broker-dealers.
INVESTMENT PRINCIPLES AND RISKS
The fund invests in high quality, U.S. dollar-denominated money market instruments of domestic and foreign issuers. Under normal conditions, the fund intends to invest more than 25% of its total assets in obligations of institutions in the financial services industry.
When you sell your shares, they should be worth the same amount as when you bought them. Of course, there is no guarantee that the fund will maintain a stable $1.00 share price. The fund follows industry-standard guidelines on the quality and maturity of its investments, which are designed to help maintain a stable $1.00 share price. The fund will purchase only high-quality securities that FMR believes present minimal credit risks and will observe maturity restrictions on securities it buys. In general, securities with longer maturities are more vulnerable to price changes, although they may provide higher yields. It is possible that a major change in interest rates or a default on the fund's investments could cause its share price (and the value of your investment) to change.
The fund earns income at current money market rates. It stresses
preservation of capital, liquidity   , and income     and does not seek the
higher yields or capital appreciation that more aggressive investments may provide. The fund's yield will vary from day to day and generally reflects current short-term interest rates and other market conditions.
SECURITIES AND INVESTMENT PRACTICES
The following pages contain more detailed information about types of instruments in which the fund may invest, strategies FMR may employ in pursuit of the fund's investment objective, and a summary of related risks. Any restrictions listed supplement those discussed earlier in this section. A complete listing of the fund's limitations and more detailed information about the fund's investments are contained in the fund's SAI. Policies and limitations are considered at the time of purchase; the sale of instruments is not required in the event of a subsequent change in circumstances.
FMR may not buy all of these instruments or use all of these techniques unless it believes that they are consistent with the fund's investment objective and policies and that doing so will help the fund achieve its goal. Current holdings and recent investment strategies are described in the fund's financial reports, which are sent to shareholders twice a year.
For a free SAI    or financial report    , call Fidelity Client Services at
the appropriate number listed on page .
MONEY MARKET SECURITIES are high-quality, short-term obligations issued by the U.S. Government, corporations, financial institutions, and other entities. These obligations may carry fixed, variable, or floating interest rates. A security's credit may be enhanced by a bank, insurance company, or other entity. Some money market securities employ a trust or other similar structure to modify the maturity, price characteristics, or quality of financial assets so that they are eligible investments for money market funds. If the structure does not perform as intended, adverse tax or investment consequences may result.
U.S. GOVERNMENT MONEY MARKET SECURITIES are short-term debt obligations issued or guaranteed by the U.S. Treasury or by an agency or instrumentality of the U.S. Government. Not all U.S. Government securities are backed by the full faith and credit of the United States. For example, securities issued by the Federal Farm Credit Bank or by the Federal National Mortgage Association are supported by the instrumentality's right to borrow money from the U.S. Treasury under certain circumstances. However, securities issued by the Financing Corporation are supported only by the credit of the entity that issued them.
FOREIGN SECURITIES may involve different risks than domestic securities, including risks relating to the political and economic conditions of the foreign country involved, which could affect the payment of principal or interest. Issuers of foreign securities include foreign governments, corporations, and banks.
RESTRICTION: The fund may not invest in foreign securities unless they are denominated in U.S. dollars.
ASSET-BACKED SECURITIES include interests in pools of mortgages, loans, receivables, or other assets. Payment of principal and interest may be largely dependent upon the cash flows generated by the assets backing the securities.
VARIABLE AND FLOATING RATE SECURITIES have interest rates that are periodically adjusted either at specific intervals or whenever a benchmark rate changes. These interest rate adjustments are designed to help stabilize the security's price.
STRIPPED SECURITIES are the separate income or principal components of a debt security. Their risks are similar to those of other money market securities, although they may be more volatile.
REPURCHASE AGREEMENTS. In a repurchase agreement, the fund buys a security at one price and simultaneously agrees to sell it back at a higher price. Delays or losses could result if the other party to the agreement defaults or becomes insolvent.
REVERSE REPURCHASE AGREEMENTS. In a reverse repurchase agreement, the fund temporarily transfers possession of a portfolio instrument to another party in return for cash. This could increase the risk of fluctuation in the fund's yield or in the market value of its assets.
OTHER MONEY MARKET SECURITIES may include commercial paper, certificates of deposit, bankers' acceptances, and time deposits.
PUT FEATURES entitle the holder to put (sell back) a security to the issuer or a financial intermediary. In exchange for this benefit, the fund may pay periodic fees or accept a lower interest rate. The credit quality of the investment may be affected by the creditworthiness of the put provider. Demand features, standby commitments, and tender options are types of put features.
ILLIQUID AND RESTRICTED SECURITIES. Some investments may be determined by FMR, under the supervision of the Board of Trustees, to be illiquid, which means that they may be difficult to sell promptly at an acceptable price. The sale of some illiquid securities, and some other securities, may be subject to legal restrictions. Difficulty in selling securities may result in a loss or may be costly to the fund.
RESTRICTION: The fund may not purchase a security if, as a result, more than 10% of its net assets would be invested in illiquid securities. WHEN-ISSUED AND DELAYED-DELIVERY TRANSACTIONS are trading practices in which payment and delivery for the securities take place at a future date. The market value of a security could change during this period, which could affect the market value of the fund's assets.
FINANCIAL SERVICES INDUSTRY. Companies in the financial services industry are subject to various risks related to that industry, such as government regulation, changes in interest rates, and exposure on loans, including loans to foreign borrowers. If a fund invests substantially in this industry, its performance may be affected by conditions affecting the industry.
DIVERSIFICATION. Diversifying a fund's investment portfolio can reduce the risks of investing. This may include limiting the amount of money invested in any one issuer or, on a broader scale, in any one industry. Economic, business, or political changes can affect all securities of a similar type.
RESTRICTIONS: The fund may not invest more than 5% of its total assets
   in     any    one     issuer, except that the fund may invest up to 25%
of its    tota    l assets in the highest quality securities of a single
issuer for up to three business days. These limitations do not apply to U.S. Government securities.
BORROWING. The fund may borrow from banks or from other funds advised by FMR, or through reverse repurchase agreements, and may make additional investments while borrowings are outstanding.
RESTRICTION: The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
LENDING.  The fund may lend money to other funds advised by FMR.
RESTRICTION: Loans, in the aggregate, may not exceed 331/3% of the fund's total assets.
FUNDAMENTAL INVESTMENT POLICIES AND RESTRICTIONS
Some of the policies and restrictions discussed on the preceding pages are fundamental, that is, subject to change only by shareholder approval. The following paragraphs restate all those that are fundamental. All policies stated throughout this prospectus, other than those identified in the following paragraphs, can be changed without shareholder approval.
The fund seeks to obtain as high a level of current income as is consistent with the preservation of capital and liquidity by investing in money market instruments.
   Under normal conditions, the fund intends to invest more than 25% of its total assets in obligations of institutions in the financial services industry.
The fund may borrow only for temporary or emergency purposes, or engage in reverse repurchase agreements, but not in an amount exceeding 331/3% of its total assets.
Loans, in the aggregate, may not exceed 331/3% of the fund's total assets. BREAKDOWN OF EXPENSES
Like all mutual funds, the fund pays fees related to its daily operations. Expenses paid out of the fund's assets are reflected in its share price or dividends; they are neither billed directly to shareholders nor deducted from shareholder accounts.
FMR may, from time to time, agree to reimburse the fund for management fees above a specified limit. Reimbursement arrangements, which may be terminated at any time without notice, can decrease the fund's expenses and boost its performance.
MANAGEMENT FEE
The management fee is calculated and paid to FMR every month. FMR pays all of the expenses of the fund with limited exceptions. The annual management fee is 0.42% of the fund's average net assets.
FMR HAS A SUB-ADVISORY AGREEMENT with FMR Texas, which has primary responsibility for providing investment management for the fund, while FMR retains responsibility for providing the fund with other management services. FMR pays FMR Texas 50% of its management fee (before expense
reimbursements) for these services. FMR paid FMR Texas    0.21%     of the
fund's average net assets for fiscal 1995.
OTHER EXPENSES
FIIOC performs transfer agency, dividend disbursing and shareholder servicing functions for the fund. Fidelity Service Co. (FSC) calculates the
net asset value per share (NAV) and dividends for the fund    and
    maintains the fund's general accounting records.
These expenses are paid by FMR pursuant to its management contract.
The fund has adopted a DISTRIBUTION AND SERVICE PLAN. This plan recognizes that FMR may use its resources, including management fees, to pay expenses
associated with the sale of fund shares. This may include    reimbursing
FDC for     payments to third parties, such as banks or broker-dealers, that provide shareholder support services or engage in the sale of the fund's shares. The Board of Trustees has not authorized such payments.
The fund also pays other expenses, such as brokerage fees and commissions, taxes, and the compensation of trustees who are not affiliated with Fidelity.
   YOUR ACCOUNT


TYPES OF ACCOUNTS
If you are investing through a securities dealer, financial or other
institution (Financial Institution   )    , contact that Financial
Institution directly. Certain features of the fund may be modified when it is made available through a program of services offered by a Financial Institution, and administrative charges (in addition to payments the Financial Institution may receive pursuant to the Distribution and Service
Plan) may be imposed for the services rendered. It is the responsibility of your Financial Institution to submit purchases and redemptions in order for you to receive the next determined NAV.
The different ways to set up (register) your account with Fidelity are listed below.
The account guidelines that follow may not apply to certain retirement accounts. If your employer offers the fund through a retirement program, contact your employer for more information or call your Fidelity toll-free retirement number. Otherwise, call Fidelity Client Services at the appropriate number listed on page .
WAYS TO SET UP YOUR ACCOUNT
   TRUST
FOR    MONEY BEING INVESTED BY A TRUST.
The trust must be established before an account can be opened    .
   BUSINESS OR ORGANIZATION
FOR INVESTMENT NEEDS OF CORPORATIONS, ASSOCIATIONS, PARTNERSHIPS, OR OTHER
GROUPS.
For more specific information, call Fidelity Client Services at the appropriate number listed on page .
TAX SAVING RETIREMENT PLANS.
Fidelity can set up your new account in the fund under one of several tax-sheltered plans. These plans let you save for retirement and shelter your investment income from current taxes. Minimums may differ from those listed on page , and the corresponding information may not apply. Retirement plan participants should refer to their retirement plan's guidelines for further information.
(solid bullet)    DEFINED CONTRIBUTION PLANS, such as 401(k) Plan,
employer-sponsored IRA programs, Thrift, Keogh or Corporate Profit-Sharing or Money-Purchase Plans: open to self-employed people and their partners or to corporations, to benefit themselves and their employees.
(solid bullet) 403(B) CUSTODIAL ACCOUNTS are open to employees of most non-profit organizations.
(solid bullet) DEFINED BENEFIT PLANS are open to corporations of all sizes to benefit their employees.
(solid bullet) 457 PLANS are open to employees of most government agencies.
(solid bullet)     ROLLOVER IRAS    retain special tax advantages for
certain distributions from employer-sponsored retirement plans.
(solid bullet)     FIDELITY INVESTMENTS RATES AND YIELDS SERVICES LINE.
Fidelity has an around-the-clock telephone service that lets existing customers use a push button phone with tone capabilities to obtain prices and yields of Fidelity funds. For more information about this service, call Fidelity Client Services at the appropriate number listed on page .
HOW TO BUY SHARES
THE FUND'S SHARE PRICE, called NAV, is calculated every business day. The fund is managed to keep its share price stable at $1.00. The fund's shares are sold without a sales charge.
Shares are purchased at the next NAV calculated after your order is received and accepted by the transfer agent. NAV is normally calculated at 4:00 p.m. Eastern time.
Share certificates are not available for the fund's shares.
IF YOU ARE NEW TO FIDELITY, an initial investment must be preceded or accompanied by a completed, signed application, which should be forwarded to:
 Fidelity Money Market Trust
 Retirement Money Market Portfolio
 c/o Fidelity Institutional Retirement Services Company
 P.O. Box 650488
 Dallas, TX 75265-0488
Additional paperwork may be required from corporations, associations, and certain fiduciaries.
IF YOU ALREADY HAVE MONEY INVESTED IN A FIDELITY FUND, you can:
(small solid bullet) Mail an account application with a check,
(small solid bullet) Wire money into your account,
(small solid bullet) Open your account by exchanging from another Fidelity fund, or
(small solid bullet) Contact your    i    nvestment    p    rofessional.
If you invest in this fund through an employer-sponsored retirement plan, some of the instructions, shareholder services and phone numbers that
follow will not apply. Call your    i    nstitutional    r    epresentative
for additional information.
BY MAIL. Applications and checks payable to "Fidelity Money Market Trust:
Retirement Money Market Portfolio" should be mailed to the above address. Subsequent investments may be mailed to the above address at any time and in any amount. They should always be accompanied by the fund's name, the name on the account, and the account number.
BY WIRE. You must sign up for the wire feature before using it. For wiring information and instructions, you should call the Financial Institution through which you trade or, if you trade directly through Fidelity, call Fidelity Client Services at the appropriate number listed below. There is no fee imposed by the fund for wire purchases. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire purchases.
   Fidelity Client Services:
Corporate Retirement Plans 1-800-962-1375
"Not for Profit" Retirement Plans 1-800-343-0860
Financial and Other Institutions 1-800-843-3001
TDD-Service for the Deaf and
Hearing Impaired  1-800-544-0188
In order to receive same-day acceptance of your investment, you must call Fidelity Client Services and place your order between 8:30 a.m. and 4:00 p.m. Eastern time on days the fund is open for business.
If Fidelity Client Services is not advised of your purchase prior to the stated cutoff time, your purchase will not be accepted by the transfer agent. All wires must be received by the transfer agent in good order at the fund's designated wire bank before the close of the Federal Reserve Wire System.
You are advised to wire funds as early in the day as possible and to provide advance notice to Fidelity Client Services for large transactions. You will be entitled to the dividend declared by the fund on the following business day, provided the fund's designated wire bank receives the wire before the close of the Federal Reserve Wire System on the day your purchase order is accepted by the transfer agent.
MINIMUM INVESTMENTS
TO OPEN AN ACCOUNT $100,000
MINIMUM BALANCE $100,000
HOW TO SELL SHARES
You can arrange to take money out of your fund account at any time by selling (redeeming) some or all of your shares. Your shares will be sold at the next NAV calculated after your order is received and accepted by the
transfer agent   .     NAV is normally calculated at 4:00 p.m. Eastern
time.
TO SELL SHARES IN AN ACCOUNT, you may use any of the methods described on
th   is     page.
IF YOU ARE SELLING SOME BUT NOT ALL OF YOUR SHARES, leave at least $100,000 worth of shares in the account to keep it open.
BY TELEPHONE.    Redemption requests may be made by calling Fidelity Client
Services at the appropriate number listed on page .     Provided that your
account registration has not changed within the last 30 days, you may
redeem shares of the fund worth $100,000 or less   .     Redemption
proceeds will be sent to your record address.
   BY MAIL. You may redeem any amount from your account on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for redemption should be mailed to Fidelity Client Services at the address shown on page .
A check made payable to the account registration will be mailed to the address of record, normally on the day following receipt of redemption instructions in proper form.
BY WIRE. You must sign up for the wire feature before using it. Redemption requests may be made by calling Fidelity Client Services at the appropriate number listed on page . You must designate on your account application the U.S. commercial bank account(s) into which you wish the redemption proceeds to be deposited. Fidelity Client Services will then notify you that this
feature has been activated an   d     that you may request wire
redemptions.
   You may change the bank account(s) designated to receive redemption proceeds at any time prior to making a redemption request. You should send a letter of instruction, including a signature guarantee, to Fidelity Client Services at the address shown on page .
There is no fee imposed by the fund for wiring of redemption proceeds. However, if you buy shares through a Financial Institution, the Financial Institution may impose a fee for wire redemptions.
Redemption proceeds will be wired via the Federal Reserve Wire System to your bank account of record. If your redemption request is received by the transfer agent between 8:30 a.m. and 4:00 p.m. Eastern time, redemption proceeds will be wired on the following business day.
You should be able to obtain a signature guarantee from a bank, broker, dealer, credit union (if authorized under state law), securities exchange or association, clearing agency, or savings association. A notary public cannot provide a signature guarantee.
The fund reserves the right to take up to seven days to pay you if making immediate payment would adversely affect the fund.
INVESTOR SERVICES
Fidelity provides a variety of services to help you manage your account. INFORMATION SERVICES
STATEMENTS AND REPORTS that the transfer agent sends to you include the following:
(small solid bullet) Confirmation statements (after every transaction, except a reinvestment, that affects your account balance or your account registration)
(small solid bullet) Account statements (quarterly)
(small solid bullet) Financial reports (every six months)
   To reduce expenses, only one copy of most financial reports will be mailed, even if you have more than one account in the fund. Call Fidelity Client Services at the appropriate number listed on page if you need additional copies of financial reports or historical account information.
SUB-ACCOUNTING AND SPECIAL SERVICES. Special processing has been arranged with FIIOC for institutions that wish to open multiple accounts (a master account and sub-accounts). You may be required to enter into a separate agreement with FIIOC. Charges for these services, if any, will be determined based on the level of services to be rendered.
   SHAREHOLDER AND ACCOUNT POLICIES


DIVIDENDS, CAPITAL GAINS, AND TAXES
The fund distributes substantially all of its net investment income and capital gains, if any, to shareholders each year. Income dividends are declared daily and paid monthly.
Income dividends declared are accrued daily throughout the month and are
   normally     distributed on the first business day of the following
month. Based on prior approval of the fund, dividends relating to shares redeemed during the month can be distributed on the day of redemption. The fund reserves the right to limit this service. Shareholders may elect to receive dividend distributions in cash.
DISTRIBUTION OPTIONS
When you open an account, specify on your account application how you want
to receive your distributions. The fund offers    two     options:
1. REINVESTMENT OPTION. Your dividend and capital gain distributions, if any, will be automatically reinvested in additional shares of the fund. If you do not indicate a choice on your application, you will be assigned this option.
   2. CASH OPTION. You will be sent a check for your dividend and capital gain distributions, if any.
For retirement accounts, all distributions are automatically reinvested. When you are over 59 years old, you can receive distributions in cash. Dividends will be reinvested at the fund's NAV on the last day of the month. Capital gain distributions, if any, will be reinvested at the NAV as of the record date of the distribution. The mailing of distribution checks will begin within seven days.
TAXES
As with any investment, you should consider how your investment in the fund will be taxed. If your account is not a tax-deferred retirement account, you should be aware of these tax implications.
TAXES ON DISTRIBUTIONS. Distributions are subject to federal income tax, and may also be subject to state or local taxes. If you live outside the United States, your distributions could also be taxed by the country in which you reside. Your distributions are taxable when they are paid, whether you take them in cash or reinvest them. However, distributions declared in December and paid in January are taxable as if they were paid on December 31.
For federal tax purposes, the fund's income and short-term capital gain distributions are taxed as dividends; long-term capital gain distributions, if any, are taxed as long-term capital gains.
Every January, the transfer agent will send you and the Internal Revenue Service (IRS) a statement showing the taxable distributions paid to you in the previous year.
There are tax requirements that all funds must follow in order to avoid federal taxation. In its effort to adhere to these requirements, the fund may have to limit its investment activity in some types of instruments. TRANSACTION DETAILS
THE FUND IS OPEN FOR BUSINESS and its NAV is normally calculated each day the New York Stock Exchange (NYSE) is open. The following holiday closings
have been scheduled for 199   6    : New Year's Day, Washington's Birthday,
Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day. Although FMR expects the same holiday schedule to be observed in the future, the NYSE may modify its holiday schedule at any time. On any day that the NYSE closes early, the principal government securities markets close early (such as on days in advance of holidays generally observed by participants in such markets), or as permitted by the SEC, the right is reserved to advance the time on that day by which purchase and redemption orders must be received.
To the extent that portfolio securities are traded in other markets on days when the NYSE is closed, the fund's NAV may be affected on days when investors do not have access to the fund to purchase or redeem shares. Certain Fidelity funds may follow different holiday closing schedules.
THE FUND'S NAV is the value of a single share. The NAV is computed by adding the value of the fund's investments, cash, and other assets, subtracting its liabilities, and dividing the result by the number of shares outstanding. The fund values its portfolio securities on the basis of amortized cost. This method minimizes the effect of changes in a security's market value and helps the fund maintain a stable $1.00 share price.
THE FUND'S OFFERING PRICE (price to buy one share) and REDEMPTION PRICE (price to sell one share) are its NAV.
WHEN YOU SIGN YOUR ACCOUNT APPLICATION, you will be asked to certify that your social security or taxpayer identification number is correct and that you are not subject to 31% backup withholding for failing to report income to the IRS. If you violate IRS regulations, the IRS can require the fund to withhold 31% of your taxable distributions and redemptions.
YOU MAY INITIATE MANY TRANSACTIONS BY TELEPHONE. Fidelity may only be liable for losses resulting from unauthorized transactions if it does not follow reasonable procedures designed to verify the identity of the caller. Fidelity will request personalized security codes or other information, and may also record calls. You should verify the accuracy of the confirmation statements immediately after receipt. If you do not want the ability to redeem and exchange by telephone, call Fidelity Client Services at the appropriate number listed on page for instructions. Additional documentation may be required from corporations, associations and certain fiduciaries.
IF YOU ARE UNABLE TO REACH FIDELITY BY PHONE (for example, during periods of unusual market activity), consider placing your order by mail.
THE FUND RESERVES THE RIGHT TO SUSPEND THE OFFERING OF SHARES for a period of time. The fund also reserves the right to reject any specific purchase order, including certain purchases by exchange. See "Exchange Restrictions" on page . Purchase orders may be refused if, in FMR's opinion, they would disrupt management of the fund.
TO ALLOW FMR TO MANAGE THE FUND MOST EFFECTIVELY, you are urged to initiate all trades as early in the day as possible and to notify Fidelity Client Services in advance of large transactions.
WHEN YOU PLACE AN ORDER TO BUY SHARES, your shares will be purchased at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
(small solid bullet) All of your purchases must be made in U.S. dollars and checks must be drawn on U.S. banks.
(small solid bullet) Fidelity does not accept cash.
(small solid bullet) When making a purchase with more than one check, each check must have a value of at least $50.
(small solid bullet) The fund reserves the right to limit the number of checks processed at one time.
(small solid bullet) If your check does not clear, your purchase will be canceled and you could be liable for any losses or fees the fund or Fidelity has incurred.
Net interest income for dividend purposes is determined by FSC on a daily basis and shall be payable to shareholders of record at the time of its declaration (including, for this purpose, holders of shares purchased, but excluding holders of shares redeemed, on that day).
Shares purchased begin to earn income dividends on the following business day.
WHEN YOU PLACE AN ORDER TO SELL SHARES, your shares will be sold at the next NAV calculated after your order is received and accepted by the transfer agent. Note the following:
   (small solid bullet) Shares redeemed receive the dividends declared on the day of redemption.
(small solid bullet) The fund may withhold redemption proceeds until it is
reasonably assured that investments    credited to your account have been
received and     collected.
When the NYSE is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closings, or under any emergency circumstances as determined by the SEC to merit such action, the fund may suspend redemption or postpone payment dates. In cases of suspension of the right of redemption, the request for redemption may either be withdrawn or payment may be made based on the NAV next determined after the termination of the suspension.
IF YOUR ACCOUNT BALANCE FALLS BELOW $100,000 due to redemption, the account may be closed and the proceeds may be mailed to your address of record. You will be given 30 days' notice that your account will be closed unless it is increased to the minimum.
FIDELITY MAY CHARGE A FEE FOR SPECIAL SERVICES, such as providing historical account documents, that are beyond the normal scope of its services.
EXCHANGE RESTRICTIONS
As a shareholder you have the privilege of exchanging shares of the fund for shares of other Fidelity funds.
An exchange involves the redemption of all or a portion of the shares of one fund and the purchase of shares of another fund.
BY TELEPHONE. Exchanges may be requested on any day the fund is open for business by calling Fidelity Client Services at the appropriate number
listed on page        .
BY MAIL. You may exchange shares on any business day by submitting written instructions with an authorized signature which is on file for that account. Written requests for exchanges should contain the fund name, account number, the number of shares to be redeemed, and the name of the fund to be purchased. Written requests for exchange should be mailed to
Fidelity Client Services at the address    shown     on page .
WHEN YOU PLACE AN ORDER TO EXCHANGE SHARES, shares will be redeemed at the next determined NAV after your order is received and accepted by the transfer agent. Shares of the fund to be acquired will be purchased at its next determined NAV after redemption proceeds are made available. You should note that, under certain circumstances, the fund may take up to seven days to make redemption proceeds available for the exchange purchase of shares of another fund. In addition, please note the following:
(small solid bullet) Exchanges will not be permitted until a completed and signed account application is on file.
(small solid bullet) The fund you are exchanging into must be registered for sale in your state.
(small solid bullet) You may only exchange between accounts that are registered in the same name, address, and taxpayer identification number. (small solid bullet) Before exchanging into a fund, read its prospectus. (small solid bullet) You will earn dividends in the acquired fund in accordance with the fund's customary policy, normally on the day the exchange request is received.
(small solid bullet) If you exchange into a fund with a sales charge, you pay the percentage difference between that fund's sales charge and any sales charge you have already paid in connection with the shares you are exchanging. This may not apply if you are investing through a tax-saving retirement plan.
(small solid bullet) Exchanges may have tax consequences for you.
(small solid bullet) Currently, there is no limit on the number of exchanges out of the fund, nor are there any administrative or redemption fees applicable to exchanges out of the fund.
(small solid bullet) The fund reserves the right to refuse exchange purchases by any person or group if, in FMR's judgment, the fund would be unable to invest the money effectively in accordance with its investment objective and policies, or would otherwise potentially be adversely affected.
(small solid bullet) Your exchanges may be restricted or refused if the fund receives or anticipates simultaneous orders affecting significant portions of the fund's assets. In particular, a pattern of exchanges that coincides with a "market timing" strategy may be disruptive to the fund. Although the fund will attempt to give you prior notice whenever it is reasonably able to do so, it may impose these restrictions at any time. The fund reserves the right to terminate or modify the exchange privilege in the future.
OTHER FUNDS MAY HAVE DIFFERENT EXCHANGE RESTRICTIONS, and may impose administrative fees of up to $7.50 and redemption fees of up to 1.50% on exchanges. Check each fund's prospectus for details.
No dealer, sales representative or any other person has been authorized to give any information or to make any representations, other than those contained in this Prospectus and in the related SAI, in connection with the offer contained in this Prospectus. If given or made, such other information or representations must not be relied upon as having been authorized by the fund or FDC. This Prospectus and the related SAI do not constitute an offer by the fund or by FDC to sell or to buy shares of the fund to any person to whom it is unlawful to make such offer.
INVESTMENTS AUGUST 31, 1995

Showing Percentage of Total Value of Investments


BANKERS' ACCEPTANCES - 0.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
DOMESTIC BANKERS' ACCEPTANCES - 0.3%
Chase Manhattan Bank
11/13/95 5.80% $ 6,600,000 $ 6,524,116
Chemical Bank
11/14/95 6.14  8,571,429  8,466,419
TOTAL BANKERS' ACCEPTANCES   14,990,535
CERTIFICATES OF DEPOSIT - 33.1%
CHICAGO BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 3.8%
ABN-AMRO Bank
9/11/95 5.90  100,000,000  100,000,000
9/20/95 6.19  15,000,000  15,000,000
9/25/95 6.00  5,000,000  5,000,000
10/19/95 6.25  50,000,000  50,000,000
   170,000,000
PORTLAND BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 0.6%
Bank of Nova Scotia
11/20/95 5.75  25,000,000  25,000,000
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - 19.9%
Bank of Tokyo
10/23/95 5.87  20,000,000  20,000,000
11/16/95 5.87  20,000,000  20,000,000
Banque Nationale de Paris
11/13/95 6.05  10,000,000  10,000,000
11/28/95 5.75  40,000,000  40,000,000
Bayerische Hypotheken-und Weschel
11/2/95 5.75  15,000,000  15,000,254
11/3/95 5.75  35,000,000  35,000,000
Bayerische Landesbank Girozentrale
12/14/95 5.81  50,000,000  50,000,000
Bayerische Vereinsbank A.G.
9/12/95 5.77  25,000,000  25,000,000
11/1/95 6.25  25,000,000  25,000,000
Canadian Imperial Bank of Commerce
9/29/95 5.90  20,000,000  20,000,000
11/1/95 6.02  15,000,000  15,001,643
Commerzbank, Germany
10/17/95 6.25  10,000,000  10,000,000
11/9/95 5.77  25,000,000  25,012,055
Credit Suisse
10/12/95 6.02  10,000,000  10,002,450
11/27/95 5.75  20,000,000  20,000,000
Fuji Bank, Ltd.
9/19/95 5.88  16,000,000  16,000,000
9/26/95 5.89  20,000,000  20,000,000
Industrial Bank of Japan, Ltd.
9/18/95 5.86  6,000,000  6,000,000
10/11/95 5.85  10,000,000  10,000,000
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
NEW YORK BRANCH, YANKEE DOLLAR, FOREIGN BANKS - CONTINUED
Landesbank Hessen - Thuringen
11/1/95 5.80% $ 25,000,000 $ 24,996,511
12/11/95 5.75  25,000,000  25,016,967
National Westminster Bank, PLC
10/31/95 6.00  10,000,000  10,001,019
11/13/95 5.80  50,000,000  50,000,000
Sanwa Bank, Ltd.
9/1/95 5.85  9,000,000  9,000,000
9/8/95 6.47  14,000,000  14,000,026
11/14/95 5.84  25,000,000  25,000,000
Societe Generale
11/27/95 5.75  10,000,000  10,000,000
Sumitomo Bank, Ltd.
9/25/95 5.90  15,000,000  15,000,000
10/3/95 5.89  20,000,000  20,000,000
Swiss Bank Corp.
10/17/95 5.73  30,000,000  30,000,000
11/6/95 5.77  20,000,000  20,000,000
11/29/95 5.75  50,000,000  50,000,000
12/4/95 5.77  20,000,000  20,000,000
12/6/95 5.77  20,000,000  20,000,000
2/2/96 5.75  40,000,000  40,002,255
Westdeutsche Landesbank
9/11/95 5.86  25,000,000  25,000,000
10/17/95 5.75  50,000,000  50,000,000
11/27/95 5.75  35,000,000  35,000,000
   885,033,180
LONDON BRANCH, EURODOLLAR, DOMESTIC BANKS - 2.4%
Bank of America National Trust & Savings Assoc.
9/29/95 5.91  15,000,000  15,000,000
11/27/95 6.00  15,000,000  15,000,000
Chemical Bank
11/20/95 5.76  45,000,000  45,000,000
Morgan Guaranty Trust Co.
2/7/96 5.78  15,000,000  15,001,287
NationsBank of North Carolina
9/29/95 6.05  20,000,000  20,003,927
   110,005,214
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - 6.4%
Abbey National (UK), PLC
10/2/95 5.70  10,000,000  10,001,697
10/20/95 5.75  10,000,000  10,000,268
Bayerische Hypotheken-und Weschel
10/16/95 5.75  25,000,000  25,000,308
Bayerische Landesbank Girozentrale
2/8/96 5.75  23,000,000  23,003,790
Deutsche Bank, A.G.
9/5/95 6.34  15,000,000  14,999,932
CERTIFICATES OF DEPOSIT - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
LONDON BRANCH, EURODOLLAR, FOREIGN BANKS - CONTINUED
Mitsubishi Bank, Ltd.
9/25/95 5.88% $ 15,000,000 $ 15,000,099
10/20/95 5.86  10,000,000  9,999,073
10/31/95 5.85  10,000,000  9,999,679
National Westminster Bank, PLC
11/28/95 5.75  25,000,000  25,000,599
Royal Bank of Scotland, PLC
10/27/95 6.00  20,000,000  20,028,340
11/20/95 5.85  25,000,000  25,000,000
Sanwa Bank, Ltd.
9/28/95 5.88  10,000,000  9,999,632
Societe Generale
9/20/95 6.19  20,000,000  20,001,436
Westdeutsche Landesbank
11/1/95 5.75  55,000,000  55,000,480
Westpac Banking Corp.
11/28/95 5.80  10,000,000  9,997,198
   283,032,531
TOTAL CERTFICATES OF DEPOSIT   1,473,070,925
COMMERCIAL PAPER - 37.7%

A.H. Robins Company, Incorporated
9/7/95 5.99  4,000,000  3,996,054
9/27/95 5.84  5,000,000  4,979,128
10/10/95 5.79  17,000,000  16,894,472
ANZ (DE), Inc.
10/31/95 6.07  10,000,000  9,901,666
AVCO Financial Services, Inc.
10/6/95 6.00  10,000,000  9,942,639
American Express Credit Corp.
10/16/95 5.79  25,000,000  24,821,250
11/16/95 5.75  25,000,000  24,702,333
11/16/95 6.11  8,000,000  7,899,849
American Home Food Products, Inc.
9/8/95 5.83  6,000,000  5,993,233
11/21/95 5.73  13,900,000  13,720,794
American Home Products
9/5/95 6.00  12,000,000  11,992,092
9/7/95 5.99  20,000,000  19,980,268
10/23/95 5.82  20,000,000  19,833,889
10/24/95 5.82  10,000,000  9,915,495
11/20/95 5.74  27,500,000  27,149,528
Asset Securitization Cooperative Corporation
9/7/95 5.95  15,000,000  14,985,300
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Associates Corp. of North America
9/28/95 6.10% $ 10,000,000 $ 9,955,375
10/30/95 5.76  50,000,000  49,534,555
10/31/95 6.07  10,000,000  9,901,666
BHF Finance (Delaware), Inc.
10/6/95 5.70  10,000,000  9,945,361
10/12/95 5.75  10,000,000  9,935,425
Banc One Corp.
9/22/95 5.99  10,000,000  9,965,583
Beneficial Corp.
9/18/95 5.99  25,000,000  24,930,347
9/29/95 5.81  25,000,000  24,889,167
Bradford & Bingley Building Society
10/19/95 5.75  25,000,000  24,811,001
CIESCO, L.P.
10/12/95 5.75  30,825,000  30,625,947
CIT Group Holdings, Inc.
9/1/95 6.17 (a)  15,000,000  15,000,526
9/18/95 6.06  20,000,000  19,943,900
9/21/95 6.20  15,000,000  14,949,667
9/28/95 6.22  10,000,000  9,954,625
9/29/95 6.25  5,000,000  4,976,356
11/9/95 6.08  10,000,000  9,886,916
2/15/96 5.87  35,000,000  34,074,542
Canadian Wheat Board
11/6/95 6.00  15,000,000  14,839,813
Chrysler Financial Corporation
9/13/95 5.86  9,000,000  8,982,451
9/13/95 5.87  15,000,000  14,970,751
10/16/95 5.88  15,000,000  14,890,875
11/13/95 5.87  11,000,000  10,870,627
11/13/95 5.94  30,000,000  29,644,125
Commonwealth Bank of Australia
9/13/95 6.00  25,000,000  24,950,751
9/22/95 5.88  1,100,000  1,096,247
Compagnie Bancaire
9/5/95 5.99  6,700,000  6,695,608
10/16/95 5.80  2,500,000  2,482,031
CoreStates Capital Corp.
9/8/95 5.84 (a)  10,000,000  10,000,000
Corporate Asset Funding Co., Inc.
10/13/95 5.78  14,400,000  14,304,072
du Pont (E.I.) de Nemours & Co.
11/29/95 5.85  20,000,000  19,718,167
Electronic Data Systems Corp.
9/15/95 5.78  9,000,000  8,979,980
Enterprise Funding Corp.
9/11/95 5.80  5,015,000  5,006,949
Ford Motor Credit Corp.
9/18/95 5.95  40,000,000  39,889,311
10/27/95 5.86  25,000,000  24,777,555
11/1/95 6.09  5,000,000  4,949,844
COMMERCIAL PAPER - CONTINUED
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
GTE Corp.
9/7/95 5.86% $ 10,000,000 $ 9,990,284
Generale Bank
10/17/95 6.07  15,000,000  14,886,533
General Electric Capital Corp.
9/1/95 5.82  10,000,000  10,000,000
9/1/95 6.00 (a)  10,000,000  9,996,389
9/13/95 6.68  19,450,000  19,408,377
9/15/95 5.79  25,000,000  24,944,583
11/1/95 6.13  30,000,000  29,697,542
11/3/95 6.66  20,000,000  19,777,750
General Electric Capital Services Inc.
9/7/95 5.95  25,000,000  24,975,500
General Electric Corp.
9/27/95 6.25  30,000,000  29,868,483
9/28/95 6.10  20,000,000  19,910,750
12/5/95 5.80  10,000,000  9,849,583
General Motors Acceptance Corp.
9/15/95 6.05  30,000,000  29,930,350
10/30/95 5.84  15,000,000  14,858,400
11/6/95 5.84  15,000,000  14,841,876
11/20/95 5.89  50,000,000  49,355,555
Glaxo Holdings, PLC
10/25/95 5.77  7,000,000  6,939,940
11/17/95 5.80  10,000,000  9,877,655
11/28/95 5.81  10,000,000  9,860,177
Goldman Sachs Group, L.P. (The)
9/7/95 6.01  10,000,000  9,990,150
9/18/95 6.02  25,000,000  24,930,230
Hanson Finance (UK), PLC
10/18/95 5.75  10,000,000  9,925,975
Household Finance Corp.
10/25/95 5.80  15,000,000  14,871,300
IBM Credit Corp.
9/1/95 5.97  10,000,000  10,000,000
John Deere Capital Corp.
9/19/95 6.04  10,000,000  9,970,400
Merrill Lynch & Co., Inc.
9/28/95 6.00  30,000,000  29,867,700
Monsanto Co.
12/21/95 5.90  10,000,000  9,823,325
Morgan Stanley Group, Inc.
10/6/95 5.91  20,000,000  19,886,833
5/16/96 5.95  15,000,000  14,387,573
National Australia Funding, Inc.
11/8/95 6.03  15,000,000  14,834,251
National Rural Util. Coop. Fin. Corp.
11/15/95 5.90  10,000,000  9,880,000
National & Provincial Building Society
10/16/95 5.89  15,000,000  14,891,812

 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Nationwide Building Society
10/12/95 5.78% $ 25,000,000 $ 24,837,708
New South Wales Treasury Corp.
9/20/95 5.87  2,000,000  1,993,825
11/1/95 6.15  25,000,000  24,747,105
PHH Corp.
9/21/95 5.85 (a)  11,000,000  10,995,854
Philip Morris Cos., Inc.
9/5/95 6.07  20,000,000  19,986,776
9/29/95 6.08  25,000,000  24,884,500
Royal Bank of Canada
11/30/95 6.29  24,000,000  23,636,100
Sears Roebuck Acceptance Corp.
9/14/95 5.80  10,000,000  9,979,236
9/25/95 5.81  10,000,000  9,961,666
10/24/95 5.80  25,000,000  24,788,368
Textron, Inc.
9/6/95 5.90  13,000,000  12,989,402
Toronto Dominion Holdings USA, Inc.
9/11/95 6.11  10,000,000  9,983,389
9/29/95 5.90  30,000,000  29,864,433
10/10/95 5.93  30,000,000  29,810,200
Westpac Capital Corp.
10/10/95 5.78  25,000,000  24,845,625
12/4/95 5.71  15,000,000  14,782,626
Woolwich Equitable Building Society
9/13/95 6.00  20,000,000  19,960,600
10/16/95 5.94  10,000,000  9,927,250
TOTAL COMMERCIAL PAPER   1,677,242,045
FEDERAL AGENCIES - 2.7%
FEDERAL FARM CREDIT BANK - AGENCY COUPONS - 0.7%
9/1/95 5.99 (a)  30,000,000  29,988,040
FEDERAL NATIONAL MORTGAGE ASSOC. - AGENCY COUPONS - 0.6%
9/15/95 5.78 (a)  25,000,000  24,984,731
FEDERAL NATIONAL MORTGAGE ASSOC. - DISCOUNT NOTES - 1.4%
9/11/95 6.32  20,000,000  19,966,000
9/28/95 6.00  15,000,000  14,933,962
10/20/95 6.04  15,000,000  14,879,950
4/29/96 5.76  15,000,000  14,448,712
   64,228,624
TOTAL FEDERAL AGENCIES   119,201,395
BANK NOTES - 10.7%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Bank of America National Trust & Savings Assoc.
9/1/95 5.78% (a) $ 25,000,000 $ 24,985,400
Bank of New York
12/15/95 5.75  13,000,000  13,000,000
Boatmen's First National Bank of Kansas City
9/1/95 5.84 (a)  25,000,000  25,000,000
Boatmen's National Bank of St. Louis
9/15/95 5.86  13,000,000  12,997,975
9/15/95 5.90  5,000,000  4,999,854
Comerica Bank-Detroit
12/1/95 5.75 (a)  30,000,000  29,977,800
5/28/96 5.83  15,000,000  15,036,047
Fifth Third Bank - Cincinnati
10/18/95 6.25  14,000,000  14,000,000
10/27/95 6.07  25,000,000  25,004,724
First National Bank of Boston
9/8/95 5.85 (a)  15,000,000  15,000,554
First of America Bank - Illinois
9/27/95 6.25  15,000,000  15,000,390
First Union National Bank of North Carolina
10/31/95 5.75  15,000,000  15,009,819
11/7/95 5.76  20,000,000  20,000,000
11/13/95 5.75  10,000,000  10,000,000
Household Bank, N.A.
9/20/95 5.90  15,000,000  15,000,000
9/20/95 6.00  14,000,000  14,000,000
9/21/95 5.93  4,000,000  4,000,000
Huntington National Bank
9/1/95 6.02 (a)  25,000,000  24,984,346
11/10/95 5.84 (a)  15,000,000  15,004,608
2/26/96 5.75  25,000,000  25,017,962
2/26/96 6.40  5,000,000  5,008,987
Mellon Bank, N.A.
10/18/95 6.23  25,000,000  25,000,000
11/1/95 6.24  15,000,000  15,000,000
NBD Bank, N.A.
10/16/95 6.27  10,000,000  10,000,000
4/25/96 6.45  14,000,000  13,995,476
NationsBank of Texas
9/26/95 6.38  25,000,000  25,000,000
9/26/95 6.38  15,000,000  15,000,000
10/27/95 6.25  15,000,000  15,000,000
Society National Bank
4/15/96 6.21  15,000,000  15,040,363
TOTAL BANK NOTES   477,064,305
MASTER NOTES (A) - 1.8%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
J.P. Morgan Securities
9/1/95 6.08% $ 44,000,000 $ 44,000,000
Morgan Stanley Group, Inc.
9/1/95 6.00  20,000,000  20,000,000
Norwest Corp.
9/1/95 5.87  18,000,000  18,000,000
TOTAL MASTER NOTES   82,000,000
MEDIUM-TERM NOTES (A) - 4.8%

Abbey National Treasury Services (b)
9/30/95 5.94  54,000,000  54,000,000
Beneficial Corp.
9/15/95 5.89  10,000,000  9,999,733
General Electric Capital Corp.
3/29/96 5.96  25,000,000  24,996,127
General Motors Acceptance Corp.
11/7/95 5.98  20,000,000  20,000,000
Goldman Sachs Group, L.P. (The) (b)
9/1/95 5.97  17,000,000  17,000,000
12/16/95 5.89  15,000,000  15,000,000
John Deere Capital Corp.
9/20/95 5.88  12,000,000  12,000,000
National & Provincial Building Society (b)
9/1/95 6.10   39,000,000  39,007,702
Norwest Corp.
9/15/95 6.00  22,000,000  22,000,000
TOTAL MEDIUM-TERM NOTES   214,003,562
SHORT-TERM NOTES (A) - 3.5%

CSA Funding - A  (c)
9/8/95 5.88   6,000,000  6,000,000
CSA Funding - C  (c)
9/8/95 5.90  5,000,000  5,000,000
Capital One Funding Corp.
9/8/95 5.84   18,670,000  18,670,000
SMM Trust Company (1994-D)  (c)
10/27/95 5.93  24,000,000  24,000,000
SMM Trust Company (1995-B)  (c)
9/2/95 5.90  10,000,000  10,000,000
SMM Trust Company (1995-I)  (c)
9/13/95 5.98  26,000,000  25,994,396
SMM Trust Company (1995-J)  (c)
9/15/95 5.88  66,000,000  66,000,000
TOTAL SHORT-TERM NOTES   155,664,396
TIME DEPOSITS - 2.3%
 DUE ANNUALIZED YIELD AT PRINCIPAL VALUE
 DATE TIME OF PURCHASE AMOUNT (NOTE 1)
Dai-Ichi Kangyo Bank, Ltd.
9/7/95 5.94% $ 40,000,000 $ 40,000,000
9/18/95 5.94  11,000,000  11,000,000
First Union National Bank of North Carolina
9/1/95 5.94  24,992,000  24,992,000
Mitsubishi Bank, Ltd.
9/7/95 5.91  25,000,000  25,000,000
TOTAL TIME DEPOSITS   100,992,000
MUNICIPAL SECURITIES (A) - 0.8%

Illinois Student Assistance Commission
9/8/95 5.94  15,000,000  15,000,000
Missouri Economic Development Export & Infrastructure
9/8/95 6.15  18,400,000  18,400,000
TOTAL MUNICIPAL SECURITIES   33,400,000
REPURCHASE AGREEMENTS - 2.3%
 MATURITY
 AMOUNT
In a joint trading account
 (U.S. Treasury Obligations)
 dated 8/31/95 due 9/1/95:
  At 5.87%  $ 100,516,390  100,500,000
TOTAL INVESTMENTS - 100%  $ 4,448,129,163
Total Cost for Income Tax Purposes  $ 4,448,129,163

LEGEND
(c) The coupon rate shown on floating or adjustable rate securities represents the rate at period end. The due date on these types of securities reflects the next interest rate reset date or, when applicable, the final maturity date.
(d) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $125,007,702 or 2.9% of net assets.
(e) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (see Note 2 of Notes to Financial Statements). Additional information on each holding is as follows:
 ACQUISITION ACQUISITION
SECURITY DATE COST
CSA Funding - A 10/28/93 $ 6,000,000
CSA Funding - C 10/28/93 $ 5,000,000
SMM Trust Company:
 (1994-D) 10/28/94 $ 24,000,000
 (1995-B) 8/4/95 $ 10,000,000
 (1995-I) 5/25/95 $ 25,992,473
 (1995-J) 5/16/95 $ 66,000,000
INCOME TAX INFORMATION
At August 31, 1995, the fund had a capital loss carryforward of approximately $278,000 which will expire on August 31, 2002.


FINANCIAL STATEMENTS


STATEMENT OF ASSETS AND LIABILITIES

 AUGUST 31, 1995

15.ASSETS                                                                                    16.            17.

18.Investment in securities, at value (including repurchase agreements of $100,500,000) -    19.            $ 4,448,129,163
See accompanying schedule

20.Interest receivable                                                                       21.             25,022,495

22. 23.TOTAL ASSETS                                                                          24.             4,473,151,658

25.LIABILITIES                                                                               26.            27.

28.Payable to custodian bank                                                                 $ 378,093      29.

30.Payable for investments purchased                                                          120,825,686   31.

32.Share transactions in process                                                              564,712       33.

34.Accrued management fee                                                                     1,542,142     35.

36. 37.TOTAL LIABILITIES                                                                     38.             123,310,633

39.40.NET ASSETS                                                                             41.            $ 4,349,841,025

42.Net Assets consist of:                                                                    43.            44.

45.Paid in capital                                                                           46.            $ 4,350,047,506

47.Accumulated net realized gain (loss) on investments                                       48.             (206,481)

49.50.NET ASSETS, for 4,350,047,506 shares outstanding                                       51.            $ 4,349,841,025

52.53.NET ASSET VALUE, offering price and redemption price per share                         54.             $1.00
($4,349,841,025 (divided by) 4,350,047,506 shares)


STATEMENT OF OPERATIONS

 YEAR ENDED AUGUST 31, 1995

55.56.INTEREST INCOME                                         57.            $ 215,022,299

58.EXPENSES                                                   59.            60.

61.Management fee                                             $ 15,255,240   62.

63.Non-interested trustees' compensation                       16,898        64.

65. 66.TOTAL EXPENSES                                         67.             15,272,138

68.69.NET INTEREST INCOME                                     70.             199,750,161

71.72.NET REALIZED GAIN (LOSS) ON INVESTMENTS                 73.             115,303


74.75.NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS    76.            $ 199,865,464


STATEMENT OF CHANGES IN NET ASSETS

                                                                                      YEARS ENDED AUGUST 31,

                                                                                      1995                     1994

77.INCREASE (DECREASE) IN NET ASSETS

78.Operations                                                                         $ 199,750,161            $ 76,928,274
Net interest income

79. Net realized gain (loss)                                                           115,303                  (371,025)

80. 81.NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                 199,865,464              76,557,249

82.Distributions to shareholders from net interest income                              (199,750,161)            (76,928,274)

83.Share transactions at net asset value of $1.00 per share                            4,357,739,794            3,101,024,376
Proceeds from sales of shares

84. Reinvestment of distributions from net interest income                             199,183,708              76,517,935

85. Cost of shares redeemed                                                            (3,007,122,850)          (2,083,212,672)

86.87.                                                                                 1,549,800,652            1,094,329,639
NET INCREASE (DECREASE) IN NET ASSETS AND SHARES RESULTING FROM SHARE TRANSACTIONS

88.  89.TOTAL INCREASE (DECREASE) IN NET ASSETS                                        1,549,915,955            1,093,958,614

90.NET ASSETS                                                                         91.                      92.

93. Beginning of period                                                                2,799,925,070            1,705,966,456

94. End of period                                                                     $ 4,349,841,025          $ 2,799,925,070


NOTES TO FINANCIAL STATEMENTS
For the period ended August 31, 1995


1. SIGNIFICANT ACCOUNTING POLICIES.
Retirement Money Market Portfolio (the fund) is a fund of Fidelity Money Market Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. At a special meeting of the shareholders of the fund held on December 8, 1994, shareholders approved an Agreement and Plan of Conversion and Termination (the Plan of Conversion), providing for the conversion of the fund from a separate series of a Massachusetts business trust, to a separate series of a Delaware business trust, effective December 29, 1994. The individual investment objective, policies and limitations of the fund, except for the proposals approved by shareholders on December 8, 1994, remain the same. The following summarizes the significant accounting policies of the fund:
SECURITY VALUATION. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.
INCOME TAXES. As a qualified regulated investment company under Subchapter M of the Internal Revenue Code, the fund is not subject to income taxes to the extent that it distributes substantially all of its taxable income for its fiscal year. The schedule of investments includes information regarding income taxes under the caption "Income Tax Information."
INTEREST INCOME. Interest income, which includes amortization of premium and accretion of original issue discount, is accrued as earned.
EXPENSES. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned between the funds in the trust.
DISTRIBUTIONS TO SHAREHOLDERS. Dividends are declared daily and paid monthly from net interest income.
SECURITY TRANSACTIONS. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.
2. OPERATING POLICIES.
JOINT TRADING ACCOUNT. Pursuant to an Exemptive Order issued by the Securities and Exchange Commission, the fund, along with other affiliated entities of Fidelity Management & Research Company (FMR), may transfer uninvested cash balances into one or more joint trading accounts. These balances are invested in one or more repurchase agreements that mature in 60 days or less from the date of purchase, and are collateralized by U.S. Treasury or Federal Agency obligations.
REPURCHASE AGREEMENTS. The fund, through its custodian, receives delivery of the underlying U.S. Treasury or Federal Agency securities, the market value of which is required to be at least equal to the repurchase price. For term repurchase agreement transactions, the underlying securities are marked-to-market daily and maintained at a value at least equal to the repurchase price. FMR, the fund's investment adviser, is responsible for determining that the value of the underlying securities remains in accordance with the market value requirements stated above.
REVERSE REPURCHASE AGREEMENTS. At all times that a reverse repurchase agreement is outstanding, the fund identifies cash and liquid securities as segregated in its custodian records with a value at least equal to its obligation under the agreement.
RESTRICTED SECURITIES. The fund is permitted to invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. At the end of the period, restricted securities (excluding 144A issues) amounted to $136,994,396 or 3.2% of net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES.
MANAGEMENT FEE. As the fund's investment adviser, FMR pays all expenses, except the compensation of the non-interested Trustees and certain exceptions such as taxes, brokerage commissions and extraordinary expenses. FMR receives a fee that is computed daily at an annual rate of .42% of the fund's average net assets.
3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES - CONTINUED
SUB-ADVISER FEE. As the fund's investment sub-adviser, FMR Texas Inc., a wholly owned subsidiary of FMR, receives a fee from FMR of 50% of the management fee payable to FMR. The fee is paid prior to any voluntary expense reimbursements which may be in effect, and after reducing the fee for any payments by FMR pursuant to the fund's Distribution and Service Plan.
DISTRIBUTION AND SERVICE PLAN. Pursuant to the Distribution and Service Plan (the Plan), and in accordance with Rule 12b-1 of the 1940 Act, FMR or the fund's distributor, Fidelity Distributors Corporation , an affiliate of FMR, may use their resources to pay administrative and promotional expenses related to the sale of the fund's shares. Subject to the approval of the Board of Trustees, the Plan also authorizes payments to third parties that assist in the sale of the fund's shares or render shareholder support services. No payments were made to third parties under the Plan during the period.
In connection with the Plan of Conversion, a new Management Contract, new Sub-Advisory Agreement and new Distribution and Service Plan identical to those previously in effect became effective on December 29, 1994.
REPORT OF INDEPENDENT ACCOUNTANTS


To the Trustees of Fidelity Money Market Trust and the Shareholders of Retirement Money Market Portfolio:
We have audited the accompanying statement of assets and liabilities of Fidelity Money Market Trust: Retirement Money Market Portfolio, including the schedule of portfolio investments, as of August 31, 1995, and the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992, and for each of the two years in the period ended October 31, 1991 and the period December 2, 1988 (Commencement of Operations) to October 31, 1989. These financial statements and financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.
We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1995 by correspondence with the custodian and brokers. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.
In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Fidelity Money Market Trust: Retirement Money Market Portfolio as of August 31, 1995, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the three years in the period then ended, the ten month period ended August 31, 1992, and for each of the two years in the period ended October 31, 1991 and the period December 2, 1988 (Commencement of Operations) to October 31, 1989, in conformity with generally accepted accounting principles.
 COOPERS & LYBRAND L.L.P.
Dallas, Texas
October 10, 1995














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INVESTMENT ADVISER
Fidelity Management & Research Company
Boston, MA
SUB-ADVISER
FMR Texas Inc.
Irving, TX
OFFICERS
Edward C. Johnson 3d, PRESIDENT
J. Gary Burkhead, SENIOR VICE PRESIDENT
Robert Litterst, VICE PRESIDENT
Fred L. Henning, Jr., VICE PRESIDENT
Arthur S. Loring, SECRETARY
Kenneth A. Rathgeber, TREASURER
Thomas D. Maher, ASSISTANT VICE PRESIDENT
John H. Costello, ASSISTANT TREASURER
Leonard M. Rush, ASSISTANT TREASURER
BOARD OF TRUSTEES
J. Gary Burkhead
Ralph F. Cox*
Phyllis Burke Davis*
Richard J. Flynn*
Edward C. Johnson 3d
E. Bradley Jones*
Donald J. Kirk*
Peter S. Lynch
Edward H. Malone*
Marvin L. Mann*
Gerald C. McDonough*
Thomas R. Williams*
GENERAL DISTRIBUTOR
Fidelity Distributors Corporation
Boston, MA
TRANSFER AND
SHAREHOLDER
SERVICING AGENT
Fidelity Investments Institutional Operations Company
Boston, MA
CUSTODIAN
Morgan Guaranty Trust Company of New York
New York, NY


* INDEPENDENT TRUSTEES